Accounts and notes receivable - Summary of Accounts and notes receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 4,453,669	$ 148,902	$ 4,747,288
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	4,454,255		4,747,834	$ 4,013,705
Notes receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	765		1,595
Loss allowance [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ (1,351)		$ (2,141)